Exhibit 99.1

Huntington Auto Trust 2016-1
	Collection Period Beginning Date		4/1/2020
	Collection Period Ending Date		4/30/2020
	Collection Period		42
	Payment Date		5/15/2020

	1. DEAL SUMMARY
		Beginning Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	—	$—	$—	$—
(4)	Class A-4 Notes	0.447312	$115,406,511.60	$13,035,287.53	$102,371,224.07
(5)	Class B Notes	1.000000	$20,250,000.00	$—	$20,250,000.00
(6)	Class C Notes	1.000000	$21,000,000.00	$—	$21,000,000.00
(7)	Class D Notes	1.000000	$15,750,000.00	$—	$15,750,000.00
(8)	Total Note Balance		$172,406,511.60	$13,035,287.53	$159,371,224.07
(9)	Overcollateralization		$7,500,000.00	$—	$7,500,000.00
(10)	Reserve Account Balance		$3,750,000.00	$—	$3,750,000.00
(11)	Net Pool Balance		$179,906,511.60	$13,035,287.53	$166,871,224.07
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.85000%	$—	$—
(13)	Class A-2 Notes		1.29000%	$—	$—
(14)	Class A-3 Notes		1.59000%	$—	$—
(15)	Class A-4 Notes		1.93000%	$115,406,511.60	$185,612.14
(16)	Class B Notes		2.21000%	$20,250,000.00	$37,293.75
(17)	Class C Notes		2.56000%	$21,000,000.00	$44,800.00
(18)	Class D Notes		2.96000%	$15,750,000.00	$38,850.00
(19)				$172,406,511.60	$306,555.89
	2. AVAILABLE FUNDS
(20)	Interest Collections		$665,835.22
(21)	Principal Collections		$9,180,900.96
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$3,764,632.12
(24)	Liquidation Proceeds		$20,985.05
(25)	Recoveries		$72,609.22
(26)	Investment Earnings		$—
(27)	Total Collections		$13,704,962.57
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$13,704,962.57
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$149,922.09	$149,922.09	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$—	$—	$—
(34)	Class A-4 Notes Interest		$185,612.14	$185,612.14	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$37,293.75	$37,293.75	$—
(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$44,800.00	$44,800.00	$—
(39)	Third Allocation of Principal		$—	$—	$—
(40)	Class D Notes Interest		$38,850.00	$38,850.00	$—

(41)	Fourth Allocation of Principal		$5,535,287.53	$5,535,287.53	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$7,500,000.00	$7,500,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees, and asset representations reviewer		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$213,197.06	$213,197.06	$—
			$13,704,962.57	$13,704,962.57
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$—
(50)	Fourth Allocation of Principal		$5,535,287.53
(51)	Regular Principal Distribution Amount		$7,500,000.00
(52)	Total Principal		$13,035,287.53
	4. POOL INFORMATION
(53)	Pool Balance		$166,871,224
(54)	Number of Receivables Outstanding		24,828
(55)	Weighted Average Contract Rate		4.66%
(56)	Weighted Average Maturity		23.31
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$3,750,000.00
(58)	Initial Target Over Collateralization Amount		$11,250,000.00
(59)	Target Over Collateralization Amount		$7,500,000.00
(60)	Beginning Period O/C Amount		$7,500,000.00
(61)	Ending Period O/C Amount		$7,500,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$3,750,000.00
(64)	Beginning Reserve Account Balance		$3,750,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings
(67)	Earnings on Permitted Investments		$9,081.13
(68)	Distribute Reserve Account Earnings to Servicer		$—
(69)	Distribute Earnings on Permitted Investments to Servicer		$(9,081.13)
(70)	Reserve Account Draw Amount		$—
(71)	Reserve Account Excess Amount		$—
(72)	Ending Reserve Account Balance		$3,750,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$68,556.38	39	$1,757.86
(74)	Recoveries for Collection Period		$72,609.22	140	$518.64
(75)	Net Losses/(Recoveries) for Collection Period		$(4,052.84)
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$8,434,515.80
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.56230%

		4/30/2020	3/31/2020	2/29/2020	1/31/2020
(79)	Pool Balance at end of collection period	$166,871,224	$179,906,512	$194,654,636	$209,304,323
(80)	Number of receivables outstanding	24,828	26,163	27,522	28,801
(81)	Average month end Pool Balance	$173,388,868	$187,280,574	$201,979,479	$217,333,381
(82)	Realized Losses for Collection Period	$68,556	$75,277	$152,095	$187,440
(83)	Recoveries for Collection Period	$72,609	$84,450	$62,288	$114,295
(84)	Net Losses/(Recoveries) for Collection Period	$(4,053)	$(9,172)	$89,808	$73,145
(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.474%	0.482%	0.904%	1.035%

(86)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	(0.028)%	(0.059)%	0.534%	0.404%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.230%

		4/30/2020	3/31/2020	2/29/2020	1/31/2020
(88)	Receivables 31-59 Days Delinquent	$1,664,120.58	$2,541,931.11	$2,307,482.95	$2,711,635.21
(89)	$ As % of Ending Pool Balance	0.997%	1.413%	1.185%	1.296%
(90)	# of Receivables	216	324	276	316
(91)	# As % of Ending Pool # of Receivables	0.870%	1.238%	1.003%	1.097%
(92)	Receivables 60-89 Days Delinquent	$450,698.37	$660,253.20	$518,438.91	$460,038.51
(93)	$ As % of Ending Pool Balance	0.270%	0.367%	0.266%	0.220%
(94)	# of Receivables	76	86	69	65
(95)	# As % of Ending Pool # of Receivables	0.306%	0.329%	0.251%	0.226%
(96)	Receivables 90 - 119 Days Delinquent	$282,442.87	$183,198.33	$200,726.81	$263,915.41
(97)	$ As % of Ending Pool Balance	0.169%	0.102%	0.103%	0.126%
(98)	# of Receivables	40	30	38	39
(99)	# As % of Ending Pool # of Receivables	0.161%	0.115%	0.138%	0.135%
(100)	Receivables 120+ Days Delinquent	$206,167.95	$140,727.32	$159,352.94	$180,705.37
(101)	$ As % of Ending Pool Balance	0.124%	0.078%	0.082%	0.086%
(102)	# of Receivables	41	29	23	24
(103)	# As % of Ending Pool # of Receivables	0.165%	0.111%	0.084%	0.083%
(104)	Total Delinquencies	$2,603,429.77	$3,526,109.96	$3,186,001.61	$3,616,294.50
(105)	$ As % of Ending Pool Balance	1.560%	1.960%	1.637%	1.728%
(106)	# of Receivables	373	469	406	444
(107)	# As % of Ending Pool # of Receivables	1.502%	1.793%	1.475%	1.542%
(108)	Receivables 60+ Days Delinquent	$939,309.19	$984,178.85	$878,518.66	$904,659.29
(109)	$ As % of Ending Pool Balance	0.563%	0.547%	0.451%	0.432%
(110)	Delinquency trigger	6.25%	6.25%	6.25%	6.25%
(111)	Total Repossession	$7,668.89	$178,013.76	$89,755.22	$119,112.09
(112)	# of Receivables	1	16	17	17

Name: Kim Taylor
Title: Senior Vice President
May 12, 2020